Income tax - Deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Net operating loss	$ 12,765	$ 5,356
Accrued compensation	5,334	2,505
Interest expense	2,621	1,979
Statutory premium reserve	2,119	1,745
Start-up costs	1,142	937
Deferred lease obligation	385	343
Stock-based compensation expense	852	33
Investments	407	394
Intangibles assets	653	115
Allowance for doubtful accounts	138	112
Debt issuance costs	58	61
Loss reserves	209	31
Other, net	13	0
Less valuation allowance	(23,330)	(11,623)
Deferred tax assets, net of allowance	3,366	1,988
Deferred tax liabilities:
Other reserves	(927)	(715)
Unrealized gain on investments	(249)	(98)
Fixed assets	(140)	(67)
Total deferred tax liabilities	(4,343)	(2,265)
Net deferred tax liability	(977)	(277)
Intangible Assets (Excluding Title Plants)
Deferred tax liabilities:
Intangibles assets	(2,347)	(992)
Title Plant
Deferred tax liabilities:
Intangibles assets	$ (680)	$ (393)